Stockholders' Equity (Deficit) (Details) $ / shares in Units, $ in Millions		3 Months Ended	12 Months Ended
	Dec. 16, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 $ / shares shares
Stockholders' Equity (Deficit)
Offering costs | $		$ 14.9
Common stock par value | $ / shares		$ 0.01	$ 0.01
Temporary Equity, shares outstanding		0	41,883,053
Temporary Equity, Par or Stated Value Per Share | $ / shares		$ 0	$ 0
Common stock shares issued		66,483,192	13,864,344
Common stock shares outstanding		66,483,192	13,864,344
Common Stock [Member]
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition		539,233
Convertible Preferred Stock, Series A [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			2,308,741
Convertible Preferred Stock, Series B [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			13,815,180
Convertible Preferred Stock, Series C [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			12,609,199
Convertible Preferred Stock, Series D [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			13,149,933
MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Common stock par value | $ / shares			$ 0	$ 0
Temporary Equity, shares outstanding			183,565,242	125,343,885
Temporary Equity, Par or Stated Value Per Share | $ / shares			$ 0	$ 0
Common stock shares issued			60,764,711	51,107,130
Common stock shares outstanding			60,764,711	51,107,130
MARIADB CORPORATION AB [Member] | Common Stock [Member]
Stockholders' Equity (Deficit)
Number of additional shares authorized for issuance under share-based payment arrangement			54,719,095
MARIADB CORPORATION AB [Member] | Finnish Trade Register [Member]
Stockholders' Equity (Deficit)
Number of common shares registered			9,657,581
Number of common shares issued based on options but not yet registered			772,877
Number of options exercised common shares issued but not yet registered			1,379,391
MARIADB CORPORATION AB [Member] | Convertible Preferred Stock, Series A [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			10,118,760	10,118,760
MARIADB CORPORATION AB [Member] | Convertible Preferred Stock, Series B [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			60,549,235	60,549,235
MARIADB CORPORATION AB [Member] | Convertible Preferred Stock, Series C [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			55,263,659	54,675,890
Percentage of dividend on Subscription Price			5.00%
MARIADB CORPORATION AB [Member] | Convertible Preferred Stock, Series D [Member]
Stockholders' Equity (Deficit)
Temporary Equity, shares outstanding			57,633,588
Temporary equity number of additional shares authorized			7,780,000
MARIADB CORPORATION AB [Member] | Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit)
Temperory equity shares issued on exercise of warrants			4,019,757
Temporary equity, liquidation preference per share | $ / shares			$ 0.29
Minimum threshold percentage approvel by shareholders for conversion into common shares			50.00%
Qualified IPO [Member] | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Minimum threshold aggregate proceeds from issuance of stock | $			$ 97.5
Entity market valuation | $			$ 750.0
APHC
Stockholders' Equity (Deficit)
Offering costs | $	$ 14.9
Exchange ratio	0.22816
Common stock par value | $ / shares	$ 0.01
APHC | PIPE Investment
Stockholders' Equity (Deficit)
Proceeds from the PIPE Investment | $	$ 10.5
Sector 42 Technologies, Inc and CubeWerx Inc
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition			539,233
Sector 42 Technologies, Inc and CubeWerx Inc | MARIADB CORPORATION AB [Member]
Stockholders' Equity (Deficit)
Issuance of Ordinary Shares as consideration for CubeWerx and Sector 42 acquisition			2,363,354